Quarterly Holdings Report
for
Fidelity Freedom® 2060 Fund
December 31, 2022
F60-NPRT3-0323
1.9858339.108
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.27% 1/5/23 to 3/9/23 (b) (Cost $5,587,618)	5,600,000	5,589,130

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	7,467,330	65,189,788
Fidelity Series Blue Chip Growth Fund (c)	17,497,374	174,623,792
Fidelity Series Commodity Strategy Fund (c)	262,651	27,667,708
Fidelity Series Growth Company Fund (c)	23,326,002	321,199,050
Fidelity Series Intrinsic Opportunities Fund (c)	8,581,381	98,857,503
Fidelity Series Large Cap Stock Fund (c)	18,986,240	313,842,546
Fidelity Series Large Cap Value Index Fund (c)	7,116,618	98,138,167
Fidelity Series Opportunistic Insights Fund (c)	13,582,968	194,372,272
Fidelity Series Small Cap Discovery Fund (c)	3,054,104	30,205,084
Fidelity Series Small Cap Opportunities Fund (c)	8,582,982	100,163,401
Fidelity Series Stock Selector Large Cap Value Fund (c)	18,405,360	219,023,785
Fidelity Series Value Discovery Fund (c)	12,352,125	182,317,360
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,020,351,512)		1,825,600,456

International Equity Funds - 41.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	8,319,978	109,241,316
Fidelity Series Emerging Markets Fund (c)	6,679,802	51,701,669
Fidelity Series Emerging Markets Opportunities Fund (c)	29,799,020	465,460,691
Fidelity Series International Growth Fund (c)	19,388,092	276,474,196
Fidelity Series International Small Cap Fund (c)	5,071,064	75,254,586
Fidelity Series International Value Fund (c)	27,476,414	275,588,433
Fidelity Series Overseas Fund (c)	25,397,330	275,815,007
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,653,454,507)		1,529,535,898

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	439,166	3,381,579
Fidelity Series Emerging Markets Debt Fund (c)	2,592,602	19,029,697
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	723,257	6,285,103
Fidelity Series Floating Rate High Income Fund (c)	397,830	3,492,951
Fidelity Series High Income Fund (c)	2,343,026	18,884,793
Fidelity Series International Credit Fund (c)	30,589	235,532
Fidelity Series Long-Term Treasury Bond Index Fund (c)	35,578,912	208,492,426
Fidelity Series Real Estate Income Fund (c)	723,953	6,834,117
TOTAL BOND FUNDS (Cost $339,079,466)		266,636,198

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	6,709,828	6,711,170
Fidelity Series Government Money Market Fund 4.35% (c)(e)	26,738,724	26,738,724
Fidelity Series Short-Term Credit Fund (c)	28,079	268,158
TOTAL SHORT-TERM FUNDS (Cost $33,716,629)		33,718,052

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,052,189,732)	3,661,079,734
NET OTHER ASSETS (LIABILITIES) - 0.0%	291,627
NET ASSETS - 100.0%	3,661,371,361

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	508	Mar 2023	57,046,813	(149,337)	(149,337)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	85	Mar 2023	9,174,023	(67,347)	(67,347)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	164	Mar 2023	22,027,250	48,220	48,220

TOTAL PURCHASED					(168,464)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	145	Mar 2023	27,992,250	781,834	781,834
MSCI EAFE Index Future (United States)	166	Mar 2023	16,180,020	260,731	260,731
MSCI Emerging Markets Index Future (United States)	256	Mar 2023	12,280,320	116,724	116,724

TOTAL SOLD					1,159,289

TOTAL FUTURES CONTRACTS					990,825
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,589,130.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	2,437,712	42,220,404	37,946,946	75,143	37	(37)	6,711,170	0.0%
Total	2,437,712	42,220,404	37,946,946	75,143	37	(37)	6,711,170

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,661,274	817,886	337,539	212,756	(16,583)	(743,459)	3,381,579
Fidelity Series All-Sector Equity Fund	71,632,070	15,793,583	8,253,383	3,406,412	(386,773)	(13,595,709)	65,189,788
Fidelity Series Blue Chip Growth Fund	117,609,421	115,622,228	12,423,877	5,293,264	(2,706,760)	(43,477,220)	174,623,792
Fidelity Series Canada Fund	119,001,508	27,893,456	18,734,863	3,478,466	391,238	(19,310,023)	109,241,316
Fidelity Series Commodity Strategy Fund	54,307,455	39,624,588	33,716,742	28,485,307	(7,404,623)	(25,142,970)	27,667,708
Fidelity Series Emerging Markets Debt Fund	17,919,154	4,060,700	937,229	767,682	(14,553)	(1,998,375)	19,029,697
Fidelity Series Emerging Markets Debt Local Currency Fund	6,062,490	1,049,923	617,298	-	(67,051)	(142,961)	6,285,103
Fidelity Series Emerging Markets Fund	50,024,818	16,773,428	6,662,748	1,308,661	(1,281,740)	(7,152,089)	51,701,669
Fidelity Series Emerging Markets Opportunities Fund	464,274,981	136,178,233	64,465,897	11,279,612	(16,853,062)	(53,673,564)	465,460,691
Fidelity Series Floating Rate High Income Fund	3,663,182	770,244	774,598	167,160	(17,711)	(148,166)	3,492,951
Fidelity Series Government Money Market Fund 4.35%	-	33,204,744	6,466,020	154,159	-	-	26,738,724
Fidelity Series Growth Company Fund	293,150,735	133,575,459	26,496,250	1,873,665	(2,762,539)	(76,268,355)	321,199,050
Fidelity Series High Income Fund	22,042,135	4,173,350	4,874,269	920,602	(280,930)	(2,175,493)	18,884,793
Fidelity Series International Credit Fund	275,559	13,537	6,888	13,537	(485)	(46,191)	235,532
Fidelity Series International Growth Fund	272,164,209	72,100,470	29,289,418	9,480,754	(3,081,546)	(35,419,519)	276,474,196
Fidelity Series International Small Cap Fund	74,571,934	18,436,977	4,206,746	4,509,810	(565,629)	(12,981,950)	75,254,586
Fidelity Series International Value Fund	274,846,826	68,819,447	45,500,102	9,285,038	(493,128)	(22,084,610)	275,588,433
Fidelity Series Intrinsic Opportunities Fund	275,535,074	86,565,643	191,207,851	59,279,303	(6,558,807)	(65,476,556)	98,857,503
Fidelity Series Investment Grade Bond Fund	18,943,784	608,933	18,816,991	69,936	(798,649)	62,923	-
Fidelity Series Large Cap Stock Fund	260,700,664	119,828,203	30,337,622	17,987,345	836,214	(37,184,913)	313,842,546
Fidelity Series Large Cap Value Index Fund	98,124,897	23,126,352	12,823,516	3,517,255	310,320	(10,599,886)	98,138,167
Fidelity Series Long-Term Treasury Bond Index Fund	195,158,968	82,425,182	19,966,996	3,994,974	(2,914,548)	(46,210,180)	208,492,426
Fidelity Series Opportunistic Insights Fund	150,170,612	94,044,732	11,594,776	9,149,287	(611,093)	(37,637,203)	194,372,272
Fidelity Series Overseas Fund	273,642,751	66,643,677	26,640,109	4,992,904	(1,851,850)	(35,979,462)	275,815,007
Fidelity Series Real Estate Income Fund	13,087,241	2,386,547	6,710,249	825,744	(481,907)	(1,447,515)	6,834,117
Fidelity Series Short-Term Credit Fund	-	271,108	4,435	769	62	1,423	268,158
Fidelity Series Small Cap Discovery Fund	31,997,569	10,544,439	3,600,902	5,324,637	(267,835)	(8,468,187)	30,205,084
Fidelity Series Small Cap Opportunities Fund	106,087,853	23,360,452	13,788,523	4,801,125	(469,524)	(15,026,857)	100,163,401
Fidelity Series Stock Selector Large Cap Value Fund	219,569,592	57,002,739	30,499,403	15,409,019	724,320	(27,773,463)	219,023,785
Fidelity Series Value Discovery Fund	167,044,439	55,757,195	26,649,650	9,342,432	973,645	(14,808,269)	182,317,360
	3,655,271,195	1,311,473,455	656,404,890	215,331,615	(46,651,527)	(614,908,799)	3,648,779,434

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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